Credit risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	0.60%	(0.80%)
Impairment allowance | Co-branded card portolio | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	£ 200	£ 300
Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,677	3,860
Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,655	3,889
Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	22	(29)
Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	79	0
Economic uncertainty adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	6	0
Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(57)	(29)
Post-model adjustment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	87
Total loans and advances at amortised cost including debt securities | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	79	£ 0
Total loans and advances at amortised cost including debt securities | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	16
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	63
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	0.60%	(0.60%)
Total loans and advances at amortised cost | Assets classified as held for sale
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	2.40%	6.70%
Total loans and advances at amortised cost | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	£ 240	£ 489
Total loans and advances at amortised cost | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,656	3,840
Total loans and advances at amortised cost | Total impairment allowance | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	245	496
Total loans and advances at amortised cost | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,635	3,862
Total loans and advances at amortised cost | Impairment allowance pre management adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	239	463
Total loans and advances at amortised cost | Modelled ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3,400	3,700
Total loans and advances at amortised cost | Individually assessed impairments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	400	300
Total loans and advances at amortised cost | Non-modelled exposures | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	100	100
Total loans and advances at amortised cost | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	21	(22)
Total loans and advances at amortised cost | Management adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	6	33
Total loans and advances at amortised cost | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	78	0
Total loans and advances at amortised cost | Economic uncertainty adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	6	0
Total loans and advances at amortised cost | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(57)	(22)
Total loans and advances at amortised cost | Other adjustments | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	0	33
Total loans and advances at amortised cost | Stage 1 | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	56	99
Total loans and advances at amortised cost | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	15
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	141	226
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	63
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance | Assets classified as held for sale
Disclosure of financial assets [line items]
Financial assets	43	£ 164
Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0
Retail mortgages
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	11.10%	7.30%
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 27	£ 41
Retail mortgages | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	27	41
Retail mortgages | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	24	38
Retail mortgages | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3	3
Retail mortgages | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail mortgages | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3	3
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5	8
Retail mortgages | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	1
Retail mortgages | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	22	£ 32
Retail mortgages | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0
Retail credit cards
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	1.20%	(0.90%)
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 2,371	£ 2,557
Retail credit cards | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,417	2,607
Retail credit cards | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	2,387	2,630
Retail credit cards | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30	(23)
Retail credit cards | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30	0
Retail credit cards | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	(23)
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	297	334
Retail credit cards | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	751	807
Retail credit cards | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	30
Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,323	£ 1,416
Retail credit cards | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0
Retail other
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	11.10%
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 35	£ 31
Retail other | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	37	36
Retail other | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	37	32
Retail other | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	4
Retail other | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	0
Retail other | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	4
Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	12	5
Retail other | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	3	1
Retail other | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	20	£ 25
Retail other | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0
Corporate loans
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	(1.00%)	(0.50%)
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 818	£ 791
Corporate loans | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,175	1,156
Corporate loans | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1,187	1,162
Corporate loans | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(12)	(6)
Corporate loans | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	48	0
Corporate loans | Economic uncertainty adjustments | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	87
Corporate loans | Economic uncertainty adjustments | Barclays Investment Bank | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	51
Corporate loans | Economic uncertainty adjustments | Barclays US Consumer Bank | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	36
Corporate loans | Economic uncertainty adjustments | Barclays US Consumer Bank | Impairment allowance | Assets classified as held for sale | Rest of the world
Disclosure of financial assets [line items]
Financial assets	6
Corporate loans | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(60)	(6)
Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	150	144
Corporate loans | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	15
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	261	254
Corporate loans | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	33
Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	407	£ 393
Corporate loans | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0
Debt securities at amortised cost
Disclosure of financial assets [line items]
Proportion of Management adjustments to Total impairment allowance	4.80%	(35.00%)
Debt securities at amortised cost | Total impairment allowance | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 21	£ 20
Debt securities at amortised cost | Impairment allowance pre management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	20	27
Debt securities at amortised cost | Management adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	(7)
Debt securities at amortised cost | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	0
Debt securities at amortised cost | Other adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	(7)
Debt securities at amortised cost | Stage 1 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0
Cash collateral and settlements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	0	(1)
Reverse repurchase agreements | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	1	(2)
Financial assets at fair value through other comprehensive income | Management adjustments | Barclays Investment Bank | Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 0	£ (2)